Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Advertising expense	$ 27,661	$ 147,693	$ 151,372
Increase decrease in the allowances for doubtful accounts receivable	$ 12,270	$ 4,294	$ 1,062
Advertising Revenue [member]
Significant Accounting Policies [Line Items]
Customer concentration risk	4.00%	3.00%	3.00%
Commissions and Service Fees [member]
Significant Accounting Policies [Line Items]
Customer concentration risk	77.00%	81.00%	81.00%
Destination Services [member]
Significant Accounting Policies [Line Items]
Customer concentration risk	2.00%
Other Revenues [member]
Significant Accounting Policies [Line Items]
Customer concentration risk	6.00%	2.00%	1.00%
Commissions and Service Fees Incentive Fees and Advertising [member]
Significant Accounting Policies [Line Items]
Customer concentration risk	90.00%
Travel Service Suppliers [Member]
Significant Accounting Policies [Line Items]
Customer concentration risk	13.00%	14.00%	15.00%
Covid -19 [Member]
Significant Accounting Policies [Line Items]
Increase decrease in the allowances for doubtful accounts receivable	$ 7,199
Minimum [member]
Significant Accounting Policies [Line Items]
Amortization period	3 years
Intangible assets useful life	3 years
Minimum [member] | Restricted Stock Units (RSUs) [member]
Significant Accounting Policies [Line Items]
Share-based compensation arrangement by Share based payment award vesting period	3 years
Share based compensation arrangement by share-based payment award vesting rights	25.00%
Maximum [member]
Significant Accounting Policies [Line Items]
Amortization period	10 years
Intangible assets useful life	10 years
Maximum [member] | Restricted Stock Units (RSUs) [member]
Significant Accounting Policies [Line Items]
Share-based compensation arrangement by Share based payment award vesting period	4 years
Share based compensation arrangement by share-based payment award vesting rights	33.00%
Buildings [member]
Significant Accounting Policies [Line Items]
Intangible assets useful life	50 years
Merchant Model [member] | Customer Concentration Risk [member] | Sales Revenue [member]
Significant Accounting Policies [Line Items]
Customer concentration risk	75.00%
Agency Model [member] | Customer Concentration Risk [member] | Sales Revenue [member]
Significant Accounting Policies [Line Items]
Customer concentration risk	5.00%